THE FUTURE DIMENSIONS VARIABLE ANNUITY

A FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED
AND VARIABLE ANNUITY CONTRACT
issued by
Security Life of Denver Insurance Company
and its
Security Life Separate Account S-A1

Supplement Effective as of April 30, 2012

This supplement updates and amends certain information contained in your prospectus dated October 1, 2004, and subsequent supplements thereto. Please read it carefully and keep it with your prospectus for future reference.
__________________________________________________________________________

IMPORTANT INFORMATION ABOUT THE FUNDS
AVAILABLE THROUGH THE CONTRACT

The following chart lists the funds that are, effective April 30, 2012, available through the Subaccounts of Security Life Separate Account S-A1, along with each fund’s investment adviser/subadviser and investment objective. More detailed information about these funds can be found in the current prospectus and Statement of Additional Information for each fund. If you received a summary prospectus for any of the funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

There is no assurance that the stated investment objectives of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by allocating Contract value to the subaccounts that invest in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Investment Adviser/
Fund Name	Subadviser	Investment Objective
Fidelity® VIP Contrafund ®	Investment Adviser:	Seeks long-term capital
Portfolio (Initial Class)	Fidelity Management & Research	appreciation.
Company (“FMR”)
Subadvisers:
FMR Co., Inc. (“FMRC”) and
other investment advisers
Fidelity® VIP Equity-Income	Investment Adviser:	Seeks reasonable income. Also
Portfolio (Initial Class)	FMR	considers the potential for capital
	Subadvisers:	appreciation. Seeks to achieve a
	FMRC and other investment	yield which exceeds the
	advisers	composite yield on the securities
comprising the S&P 500® Index.

X.SLFD-12	Page 1 of 5	April 2012

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING JPMorgan Small Cap	Investment Adviser:	Seeks capital growth over the
Core Equity Portfolio (Class I)	Directed Services LLC	long term.
Subadviser:
J.P. Morgan Investment
Management Inc.
ING Large Cap Growth	Investment Adviser:	Seeks long-term capital growth.
Portfolio (Class I)	Directed Services LLC
Subadviser:
ING Investment Management
Co. LLC*
ING Liquid Assets Portfolio	Investment Adviser:	Seeks high level of current
(Class I)	Directed Services LLC	income consistent with the
	Subadviser:	preservation of capital and
	ING Investment Management	liquidity.
Co. LLC
ING MFS Utilities Portfolio	Investment Adviser:	Seeks total return.
(Class S)	Directed Services LLC
Subadviser:
Massachusetts Financial Services
Company
ING Pioneer Fund Portfolio	Investment Adviser:	Seeks reasonable income and
(Class S)	Directed Services LLC	capital growth.
Subadviser:
Pioneer Investment Management,
Inc.
ING T. Rowe Price	Investment Adviser:	Seeks long-term growth of
International Stock Portfolio	Directed Services LLC	capital.
(Class I)	Subadviser:
T. Rowe Price Associates, Inc.
ING U.S. Stock Index Portfolio	Investment Adviser:	Seeks total return.
(Class I)	Directed Services LLC
Subadviser:
ING Investment Management
Co. LLC*
ING Invesco Van Kampen	Investment Adviser:	Seeks total return, consisting of
Equity and Income Portfolio	Directed Services LLC	long-term capital appreciation
(Class I)	Subadviser:	and current income.
Invesco Advisers, Inc.
ING Oppenheimer Global	Investment Adviser:	Seeks capital appreciation.
Portfolio (Class I)	Directed Services LLC
Subadviser:
OppenheimerFunds, Inc.
ING Pioneer High Yield	Investment Adviser:	Seeks to maximize total return
Portfolio (Class I)	Directed Services LLC	through income and capital
	Subadviser:	appreciation.
Pioneer Investment Management,
Inc.
ING T. Rowe Price Diversified	Investment Adviser:	Seeks long-term capital
Mid Cap Growth Portfolio	Directed Services LLC	appreciation.
(Class I)	Subadviser:
T. Rowe Price Associates, Inc

X.SLFD-12	Page 2 of 5	April 2012

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Balanced Portfolio	Investment Adviser:	Seeks total return consisting of
(Class I)	ING Investments, LLC	capital appreciation (both
	Subadviser:	realized and unrealized) and
	ING Investment Management	current income; the secondary
	Co. LLC*	investment objective is long-term
capital appreciation.
ING Intermediate Bond	Investment Adviser:	Seeks to maximize total return
Portfolio (Class I)	ING Investments, LLC	consistent with reasonable risk.
	Subadviser:	The portfolio seeks its objective
	ING Investment Management	through investments in a
	Co. LLC*	diversified portfolio consisting
primarily of debt securities. It is
anticipated that capital
appreciation and investment
income will both be major
factors in achieving total return.
ING International Index	Investment Adviser:	Seeks investment results (before
Portfolio (Class S)	ING Investments, LLC	fees and expenses) that
	Subadviser:	correspond to the total return
	ING Investment Management	(which includes capital
	Co. LLC*	appreciation and income) of a
widely accepted international
index.
ING RussellTM Large Cap	Investment Adviser:	A non diversified portfolio that
Growth Index Portfolio	ING Investments, LLC	seeks investment results (before
(Class I)	Subadviser:	fees and expenses) that
	ING Investment Management	correspond to the total return
	Co. LLC*	(which includes capital
appreciation and income) of the
Russell Top 200® Growth Index.

IMPORTANT INFORMATION ABOUT FUNDS CLOSED
TO NEW INVESTMENT

The Subaccounts that invest in the following funds have been closed to new investment:

  Fidelity® VIP Investment Grade Bond Portfolio

  Invesco V.I. Core Equity Fund

Contract owners who have Contract value allocated to one or more of the Subaccounts that correspond to these funds may leave their Contract value in those Subaccounts, but future allocations and transfers into those Subaccounts are prohibited. If your most recent premium allocation instructions includes a Subaccount that corresponds to one of these funds, premium received that would have been allocated to a Subaccount corresponding to one of these funds may be automatically allocated among the other available Subaccounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050 or www.ingservicecenter.com. See the Your Right to Transfer section beginning on page 20 of your Contract prospectus for information about making allocation changes.

*	Effective December 31, 2011, ING Investment Management Co. merged with and into ING Investment Management Co. LLC.

X.SLFD-12	Page 3 of 5	April 2012

IMPORTANT INFORMATION ABOUT THE COMPANY’S
INTEREST BEARING RETAINED ASSET ACCOUNT

Subject to state law conditions and requirements, full payment of the Death Benefit proceeds (“Proceeds”) to a Beneficiary may be made into an interest bearing retained asset account that is backed by our general account. The retained asset account is not guaranteed by the FDIC. The Beneficiary may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to make a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract. A Beneficiary should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax advisor before choosing a settlement or payment option.

A Beneficiary may request additional information about the retained asset account and the draftbook feature or may elect to receive payment of the Proceeds by check rather than through the account’s draftbook feature by contacting our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050 or www.ingservicecenter.com.

REGULATORY MATTERS

As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Considerable regulatory scrutiny currently is being focused on whether and to what extent life insurance companies are using the United States Social Security Administration’s Death Master File (“SSDMF”) to proactively ascertain when customers have deceased and to pay benefits even where no claim for benefits has been made. The Company has received industry-wide and Company-specific inquiries and is engaged in market conduct examinations with respect to its claims settlement practices, use of the SSDMF and compliance with unclaimed property laws. A majority of states are conducting an audit of the Company’s compliance with unclaimed property laws. The Company also has been reviewing whether benefits are owed and whether reserves are adequate in instances where an insured appears to have died, but no claim for Death Benefits has been made. Some of the investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to Beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company’s procedures for the identification and escheatment of abandoned property and other financial liability. While it is not possible to predict the outcome of any such action, or internal or external investigations, examinations, reviews or inquiries, management does not believe that they will have a material adverse effect on the Company’s financial position. It is the practice of the Company and its affiliates to cooperate fully in these matters.

X.SLFD-12	Page 4 of 5	April 2012

MORE INFORMATION IS AVAILABLE

More information about the funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

ING Customer Service Center
P.O. Box 5065
Minot, ND 58702-5065
1-877-253-5050

If you received a summary prospectus for any of the funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

X.SLFD-12	Page 5 of 5	April 2012